Condensed Financial Information of the Company - Condensed Balance Sheets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure of information about amounts recognised in balance sheet [Line Items]
Non-current assets	¥ 1,099,374	¥ 1,000,794
Current assets	529,866	535,116
Current liabilities	462,067	474,398
Non-current liabilities	59,884	5,703
Total equity	1,107,289	1,055,809	¥ 982,138
Parent [member]
Disclosure of information about amounts recognised in balance sheet [Line Items]
Non-current assets	492,759	491,748
Current assets	2,262	2,614
Current liabilities	5,121	4,708
Non-current liabilities	0
NET ASSETS	489,900	489,654
Total equity	¥ 489,900	¥ 489,654